SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS AND LONG-LIVED ASSETS, BY GEOGRAPHICAL AREAS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 234,927	$ 203,249	$ 447,353	$ 402,548
Total long-lived assets	452,453		452,453		$ 437,743
MENA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	232,548	200,737	442,333	396,798
Total long-lived assets	444,595		444,595		429,283
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	2,379	$ 2,512	5,020	$ 5,750
Total long-lived assets	7,858		7,858		8,460
Domestic British Virgin Islands [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets